Legg Mason Partners Lifestyle Series, Inc.	File Nos. 033-64457 and 811-07435
Legg Mason Partners Aggressive Growth Fund, Inc.	File Nos. 2-84199 and 811-03762
Legg Mason Partners Investment Funds, Inc.	File Nos. 2-74288 and 811-03275
Legg Mason Partners Equity Funds	File Nos. 33-2627 and 811-4551
Legg Mason Partners Funds, Inc.	File Nos. 02-25890 and 811-01464
Legg Mason Partners Income Funds	File Nos. 2-96408 and 811-4254
Legg Mason Partners Small Cap Core Fund, Inc.	File Nos. 333-25499 and 811-5928
Legg Mason Partners Fundamental Value Fund, Inc.	File Nos. 2-71469 and 811-3158
Legg Mason Partners Sector Series, Inc.	File Nos. 33-7339 and 811-4757
Legg Mason Partners Investment Trust	File Nos. 33-43446 and 811-6444
Legg Mason Partners Appreciation Fund, Inc.	File Nos. 811-1940 and 2-34576
Legg Mason Partners World Funds, Inc.	File Nos. 33-39564 and 811-6290
Legg Mason Partners Investment Series	File Nos. 33-11716 and 811-5018
Legg Mason Partners Trust II	File Nos. 2-90519 and 811-4007
Salomon Funds Trust	File Nos. 33-05819 and 811-05034
CitiFunds Trust I	File Nos. 2-90518 and 811-4006
Salomon Brothers Capital Fund Inc.	File Nos. 2-57073 and 811-02667
Salomon Brothers Series Funds Inc.	File Nos. 33-34423 and 811-06087
Salomon Brothers Investors Value Fund Inc.	File Nos. 2-14025 and 811-0805
The Salomon Brothers Fund Inc.	File Nos. 333-133512 and 811-02733
Legg Mason Partners Municipal Funds	File Nos. 002-99861 and 811-04395
Legg Mason Partners Managed Municipals Fund, Inc.	File Nos. 002-69308 and 811-03097
Legg Mason Partners California Municipals Fund, Inc.	File Nos. 002-89548 and 811-03970
Legg Mason Partners New Jersey Municipals Fund, Inc.	File Nos. 033-18779 and 811-05406
Legg Mason Partners Oregon Municipals Fund	File Nos. 033-52643 and 811-07149
Legg Mason Partners Arizona Municipals Fund, Inc.	File Nos. 33-12792 and 811-5066
Legg Mason Partners Core Plus Bond Fund, Inc.	File Nos. 002-91948 and 811-04061
Legg Mason Partners Massachusetts Municipals Fund	File Nos. 033-11417 and 811-04994
Legg Mason Partners Adjustable Rate Income Fund	File Nos. 033-47782 and 811-06663
Salomon Brothers Institutional Series Funds Inc.	File Nos. 333-00305 and 811-06088
Smith Barney Institutional Cash Management Fund Inc.	File Nos. 033-90952 and 811-09012
Smith Barney Municipal Money Market Fund, Inc.	File Nos. 002-69938 and 811-03112
Smith Barney Money Funds, Inc.	File Nos. 002-51301 and 811-02490
CitiFunds Trust III	File Nos. 002-91556 and 811-04052
CitiFunds Premium Trust	File Nos. 33-28844 and 811-5812
CitiFunds Institutional Trust	File Nos. 033-49552 and 811-06740

LEGG MASON-AFFILIATED INVESTMENT COMPANIES Legg Mason Partners Funds

Smith Barney Funds

Citi Funds

Salomon Brothers Funds

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENTS

Table of Contents

Supplement dated July 12, 2006 to the Prospectuses and Statements of Additional Information of the Funds indicated below	Page 1
Legg Mason Partners Lifestyle Balanced Fund
Legg Mason Partners Lifestyle Conservative Fund
Legg Mason Partners Lifestyle Growth Fund
Legg Mason Partners Lifestyle High Growth Fund
Legg Mason Partners Lifestyle Income Fund
Legg Mason Partners Aggressive Growth Fund Inc.
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value
Legg Mason Partners Multiple Discipline Funds All Cap and International
Legg Mason Partners Real Return Strategy Fund
Legg Mason Partners Small Cap Growth Fund
Legg Mason Partners Small Cap Value Fund
Legg Mason Partners Hansberger Global Value Fund
Legg Mason Partners Social Awareness Fund
Legg Mason Partners Large Cap Value Fund
Legg Mason Partners Capital and Income Fund
Legg Mason Partners Convertible Fund
Legg Mason Partners Dividend and Income Fund
Legg Mason Partners Small Cap Core Fund, Inc.
Legg Mason Partners Fundamental Value Fund, Inc.

Legg Mason Partners Financial Services Fund
Legg Mason Partners Health Sciences Fund
Legg Mason Partners Technology Fund
Legg Mason Partners Classic Values Fund
Legg Mason Partners Large Cap Growth Fund
Legg Mason Partners S&P 500 Index Fund
Legg Mason Partners Mid Cap Core Fund
Legg Mason Partners Appreciation Fund, Inc.
Legg Mason Partners International All Cap Growth Fund
Legg Mason Partners International Fund
Legg Mason Partners Dividend Strategy Fund
Legg Mason Partners Growth and Income Fund
Legg Mason Partners Diversified Large Cap Growth Fund
Legg Mason Partners Small Cap Growth Opportunities Fund
Legg Mason Partners International Large Cap Fund
Salomon Brothers Mid Cap Fund
Legg Mason Partners Emerging Markets Equity Fund
Salomon Brothers Capital Fund Inc
Salomon Brothers Balanced Fund
Salomon Brothers Small Cap Growth Fund
Salomon Brothers Investors Value Fund Inc
The Salomon Brothers Fund Inc

Supplement dated July 12, 2006 to the Prospectuses and Statements of Additional Information of the Funds indicated below	Page 17
Legg Mason Partners Investment Grade Bond Fund
Legg Mason Partners Government Securities Fund
California Money Market Portfolio
Legg Mason Partners Florida Municipals Fund
Legg Mason Partners Georgia Municipals Fund
Legg Mason Partners Limited Term Municipals Fund
Legg Mason Partners National Municipals Fund
Massachusetts Money Market Portfolio
New York Money Market Portfolio
Legg Mason Partners New York Municipals Fund
Legg Mason Partners Pennsylvania Municipals Fund
Legg Mason Partners U.S. Government Securities Fund
Legg Mason Partners Short-Term Investment Grade Bond Fund

Legg Mason Partners Diversified Strategic Income Fund
Legg Mason Partners High Income Fund
Legg Mason Partners Municipal High Income Fund
Legg Mason Partners Total Return Bond Fund
Legg Mason Partners Exchange Reserve Fund
Legg Mason Partners Managed Municipals Fund, Inc.
Legg Mason Partners California Municipals Fund, Inc.
Legg Mason Partners New Jersey Municipals Fund, Inc.
Legg Mason Partners Oregon Municipals Fund
Legg Mason Partners Arizona Municipals Fund, Inc.
Legg Mason Partners Core Plus Bond Fund, Inc.
Legg Mason Partners Massachusetts Municipals Fund
Legg Mason Partners Intermediate Maturity California Municipals Fund
Legg Mason Partners Intermediate Maturity New York Municipals Fund
Legg Mason Partners Inflation Management Fund
Legg Mason Partners Adjustable Rate Income Fund
Legg Mason Partners Short Duration Municipal Income Fund
Salomon Brothers National Tax Free Bond Fund
Salomon Brothers California Tax Free Bond Fund
Salomon Brothers New York Tax Free Bond Fund
Salomon Brothers High Yield Bond Fund
Salomon Brothers Short/Intermediate U.S. Government Fund
Salomon Brothers Strategic Bond Fund
Salomon Brothers Cash Management Fund
Salomon Brothers New York Municipal Money Market Fund
Salomon Brothers Institutional Money Market Fund
Salomon Brothers Institutional Emerging Markets Debt Fund
Salomon Brothers Institutional High Yield Bond Fund
Smith Barney Institutional Cash Management Fund Inc. – Cash Portfolio
Smith Barney Institutional Cash Management Fund Inc. – Government Portfolio
Smith Barney Institutional Cash Management Fund Inc. – Municipal Portfolio
Smith Barney Municipal Money Market Fund Inc.
Smith Barney Money Funds – Cash Portfolio
Smith Barney Money Funds – Government Portfolio
Citi Cash Reserves

Citi U.S. Treasury Reserves
Citi Tax Free Reserves
Citi California Tax Free Reserves
Citi Connecticut Tax Free Reserves
Citi New York Tax Free Reserves
Citi Premium Liquid Reserves
Citi Premium U.S. Treasury Reserves
Citi Institutional Liquid Reserves
Citi Institutional Cash Reserves
Citi Institutional US Treasury Reserves
Citi Institutional Tax Free Reserves
Citi Institutional Enhanced Income Fund
Citi Institutional Money Reserves

Supplement dated July 12, 2006 to the Prospectuses and Statements of Additional Information dated February 28, 2006	Page 25
Legg Mason Partners Capital Preservation Fund
Legg Mason Partners Capital Preservation Fund II

Supplement dated July 12, 2006

to the Prospectuses and Statements of Additional Information

of the Funds indicated below

The following supplements the Prospectus and Statement of Additional Information for each fund listed below:

Management

On August 1, 2006, Legg Mason Partners Fund Advisor, LLC (or LMPFA) will become the fund’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds.

As set forth in Schedule I to this Supplement, CAM North America, LLC, Batterymarch Financial Management, Inc. and/or Western Asset Management Company will become the fund’s subadviser(s) on August 1, 2006.

CAM North America, LLC (or CAM N.A.), with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. (or Legg Mason) in December 2005. Batterymarch Financial Management, Inc. (or Batterymarch), established in 1969 and having offices at 200 Clarendon Street, Boston, Massachusetts 02116, acts as investment adviser to institutional accounts, such as pension and profit sharing plans, mutual funds and endowment funds. Batterymarch’s total assets under management were approximately $17.3 billion as of May 31, 2006. Western Asset Management Company (or Western Asset), established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2006, Western Asset’s total assets under management were approximately $512 billion.

LMPFA, CAM N.A., Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the fund. LMPFA has delegated to CAM N.A., Batterymarch and/or Western Asset, as applicable, the day-to-day portfolio management of the fund, except for the management of cash and short-term instruments. Legg Mason expects that the current portfolio managers who are responsible for the day-to-day management of the fund, as well as senior management and other key employees, will be the same immediately after the new management and subadvisory agreements take effect, and the current portfolio managers will have access to the same research and other resources to support their investment management functions. The fund’s investment management fee remains unchanged.

Other information

The fund’s Board has approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, fund shareholders will be asked to elect a new Board, approve matters that will result in the fund being grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type funds, and adopt a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies. Proxy materials describing these matters are expected to be mailed later in 2006. If shareholder approval is obtained, these matters generally are expected to be effectuated during the first quarter of 2007.

Share class standardization

The following supplements the Prospectus and Statement of Additional Information for each fund other than Legg Mason Partners S&P 500 Index Fund:

The fund’s Board has approved certain share class modifications to, among other things, standardize the pricing and features of all equity and fixed income funds in the fund complex. As a result, a fund’s front-end sales load and/or contingent deferred sales charge amount and/or schedule may increase in some cases or may decrease in other cases. The modifications are expected to be implemented during the fourth quarter of 2006. The fund’s Prospectus will be further supplemented prior to their implementation.

Effective July 12, 2006, the Legg Mason Partners funds and Salomon Brothers funds will reduce the minimum initial and subsequent investment requirements to $1.00 for certain programs offered by third-party intermediaries, including asset allocation programs, wrap account programs, fee-based programs and unified managed account programs or individual accounts within such programs.

Reorganization

The following supplements the Prospectus and Statement of Additional Information for each fund listed as an Acquired Fund on Schedule II to this Supplement:

The fund’s Board has approved a reorganization pursuant to which the fund’s assets would be acquired, and its liabilities would be assumed, by the fund (the “Acquiring Fund”) listed opposite the fund on Schedule II in exchange for shares of the Acquiring Fund. The fund would then be liquidated, and shares of the Acquiring Fund would be distributed to fund shareholders.

Under the reorganization, fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

The reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders. Proxy materials describing the reorganization are expected to be mailed later in 2006. If the reorganization is approved by fund shareholders, it is expected to occur during the first quarter of 2007. Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the fund’s Prospectus (except for, as noted later in this supplement, Legg Mason Partners Health Sciences Fund and Legg Mason Partners Technology Fund).

New investment manager or subadviser

The following supplements the Prospectus and Statement of Additional Information for each fund listed on Schedule III to this Supplement:

In addition to the investment manager and subadviser changes discussed in the “Management” section above, the fund’s Board has approved a new investment manager or subadviser for the fund, as indicated for the fund on Schedule III. In each case the new manager or subadviser is an affiliate of Legg Mason. Under the Investment Company Act of 1940, as amended, shareholder approval of the agreement with the new manager or subadviser must be obtained, and the Board has authorized seeking such approval. Proxy materials describing the new manager or subadviser are expected to be mailed later in 2006. If shareholder approval is obtained, the new manager or subadviser would replace the fund’s then-current manager or subadviser, as described in the “Management” section above.

Investment strategy and other investment-related changes

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value:

The fund’s Board has approved an investment strategy change for the fund and the fund’s change to non-diversified status. The changes will occur in conjunction with the proposed change of manager, which is subject to shareholder approval. Shareholders will receive more detailed information regarding the investment strategy change prior to its implementation. The fund’s change to non-diversified status requires shareholder approval, and the Board has authorized seeking such approval. Proxy materials describing the change are expected to be mailed later in 2006.

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners International All Cap Growth Fund and Legg Mason Partners Financial Services Fund:

The fund’s Board has approved an investment strategy change for the fund. The change will occur in conjunction with the proposed change of subadviser, which is subject to shareholder approval. Shareholders will receive more detailed information regarding the change prior to its implementation.

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners International Large Cap Fund:

The fund’s Board has approved an investment strategy change for the fund and a change to the fund’s 80% investment policy. Shareholders will receive more detailed information regarding these changes prior to their implementation.

Fund closures

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Health Sciences Fund and Legg Mason Partners Technology Fund:

Effective as of the close of business on July 12, 2006, the fund will be closed to all new purchases and incoming exchanges. The fund will remain open for investment by those current shareholders who have elected to invest through a systematic investment plan or payroll deduction until August 11, 2006 in order to permit them to select an investment alternative. In addition, the fund will remain open for dividend reinvestment and Class B to Class A conversions. Any deferred sales charge that would otherwise be payable due to the redemption of any shares of the fund will be waived as of the close of business on July 12, 2006.

Dividends and distributions

The following supplements the Prospectus for Legg Mason Partners Capital and Income Fund and supercedes any contrary information:

The fund generally pays dividends, if any, monthly, and makes capital gain distributions, if any, once a year, typically in December.

Portfolio manager changes

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Capital and Income Fund and supercedes any contrary information:

Effective July 17, 2006, the manager has appointed Robert Gendelman to manage the equity portion of the Fund’s portfolio. Mr. Gendelman was employed by Cobble Creek Partners, L.P., a registered investment adviser, beginning in October 2003 and prior to that time was a portfolio manager at Neuberger and Berman for more than five years.

The following information supplements the Prospectus and Statement of Additional Information for Salomon Brothers Capital Fund Inc and Salomon Brothers Mid Cap Fund and supercedes any contrary information:

Effective July 12, 2006, the manager has appointed Brian Posner and Brian Angerame to co-manage the Fund. Mr. Posner is the Chief Executive Officer of ClearBridge Advisors and is an investment officer of the manager. He joined Legg Mason and the manager in 2005. Previously, he was a Co-Founder and Managing Partner of Hygrove Partners LLC, a New York-based asset management company, which was founded in 2000. Mr. Angerame is a Director and investment officer of the manager. He joined the manager in 2000.

The following information supplements the Prospectus and Statement of Additional Information for Salomon Brothers Fund Inc and supercedes any contrary information:

Michael Kagan is responsible for the day-to-day management of the fund. Mr. Kagan, an investment officer of the manager and a co-director of research for CAM North America, LLC, has managed or co-managed the fund’s portfolio since 1995. Mr. Kagan has been with the manager since 1994.

The following information supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Growth and Income Fund and supercedes any contrary information:

Michael Kagan is responsible for the day-to-day management of the fund. Mr. Kagan, investment officer of the manager and co-director of research for CAM North America, LLC, has managed or co-managed the fund’s portfolio since 2000. Mr. Kagan has been with the manager since 1994.

The following information supplements the Prospectus and Statement of Additional Information for Salomon Brothers Small Cap Growth Fund and supercedes any contrary information:

The portfolio managers are primarily responsible for the day-to-day operation of the fund.

Portfolio Management Team Members, Past 5 years’ business experience	Portfolio Manager Since

Vincent Gao, CFA

With respect to the fund, team leader, responsible for oversight and portfolio strategy; sector manager for small cap growth and balanced strategies and analyst covering technology; joined the investment manager or its affiliates or their predecessor firms in 1999.

January 2003

Portfolio Management Team Members, Past 5 years’ business experience	Portfolio Manager Since

Robert Feitler

With respect to the fund, team member analyst responsible for financial services sector with responsibility for buy and sell decisions in that sector; co-manager for large cap value strategies; team leader for small cap growth strategies; sector manager for small cap growth and balanced strategies; joined the investment manager or its affiliates or their predecessor firms in 1995.

February 1995

Dmitry Khaykin

With respect to the fund, team member analyst responsible for media and telecommunications with responsibility for buy and sell decisions in that sector; sector manager for small cap growth and balanced strategies; analyst covering communications and media; joined the investment manager or its affiliates or their predecessor firms in 2003; prior to 2003, was a research analyst (telecommunications) at Gabelli & Company, Inc. and an associate in the risk management division of Morgan Stanley & Co. Inc.

June 2003

Margaret Blaydes

With respect to the fund, team member analyst responsible for consumer sector with responsibility for buy and sell decisions in that sector; sector manager for small cap growth and balanced strategies; analyst covering tobacco, beverages, retail and consumer; joined the investment manager or its affiliates or their predecessor firms in 2003; prior to 2003 was an equity research analyst covering entertainment and leisure industries at Salomon Smith Barney Inc.

March 2003

* * *

* “Salomon Brothers,” “Smith Barney” and “Citi” are service marks of Citigroup Inc., licensed for use by Legg Mason, Inc. as the names of funds and investment advisers. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup.

* * *

Fund	Date of Prospectus and Statement of Additional Information*
Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Lifestyle Balanced Fund	May 31, 2006
Legg Mason Partners Lifestyle Conservative Fund	May 31, 2006
Legg Mason Partners Lifestyle Growth Fund	May 31, 2006
Legg Mason Partners Lifestyle High Growth Fund	May 31, 2006
Legg Mason Partners Lifestyle Income Fund	May 31, 2006

Legg Mason Partners Aggressive Growth Fund Inc.	December 29, 2005

Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	August 29, 2005
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	August 29, 2005
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	August 29, 2005
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	August 29, 2005
Legg Mason Partners Multiple Discipline Funds All Cap and International	August 29, 2005
Legg Mason Partners Real Return Strategy Fund	January 30, 2006
Legg Mason Partners Small Cap Growth Fund	January 28, 2006
Legg Mason Partners Small Cap Value Fund	January 28, 2006
Legg Mason Partners Hansberger Global Value Fund	August 30, 2005

Fund	Date of Prospectus and Statement of Additional Information*
Legg Mason Partners Equity Funds
Legg Mason Partners Social Awareness Fund	May 31, 2006

Legg Mason Partners Funds, Inc.
Legg Mason Partners Large Cap Value Fund	May 1, 2006

Legg Mason Partners Income Funds
Legg Mason Partners Capital and Income Fund	May 1, 2006
Legg Mason Partners Convertible Fund	November 28, 2005
Legg Mason Partners Dividend and Income Fund	November 28, 2005

Legg Mason Partners Small Cap Core Fund, Inc.	May 1, 2006

Legg Mason Partners Fundamental Value Fund Inc.	January 28, 2006

Legg Mason Partners Sector Series, Inc.
Legg Mason Partners Financial Services Fund	February 28, 2006
Legg Mason Partners Health Sciences Fund	February 28, 2006
Legg Mason Partners Technology Fund	February 28, 2006

Legg Mason Partners Investment Trust
Legg Mason Partners Classic Values Fund	March 30, 2006
Legg Mason Partners Large Cap Growth Fund	March 30, 2006
Legg Mason Partners S&P 500 Index Fund	May 1, 2006
Legg Mason Partners Mid Cap Core Fund	March 30, 2006

Fund	Date of Prospectus and Statement of Additional Information*
Legg Mason Partners Appreciation Fund, Inc.	May 1, 2006

Legg Mason Partners World Funds, Inc.
Legg Mason Partners International All Cap Growth Fund	February 28, 2006

Legg Mason Partners Investment Series
Legg Mason Partners International Fund	February 28, 2006
Legg Mason Partners Dividend Strategy Fund	February 28, 2006
Legg Mason Partners Growth and Income Fund	February 28, 2006

Legg Mason Partners Trust II
Legg Mason Partners Diversified Large Cap Growth Fund	February 28, 2006
Legg Mason Partners Small Cap Growth Opportunities Fund	February 28, 2006
Legg Mason Partners International Large Cap Fund	February 28, 2006

Salomon Funds Trust
Salomon Brothers Mid Cap Fund	May 1, 2006

CitiFunds Trust I
Legg Mason Partners Emerging Markets Equity Fund	February 28, 2006

Salomon Brothers Capital Fund Inc	May 1, 2006

Salomon Brothers Series Funds Inc
Salomon Brothers Balanced Fund	May 1, 2006
Salomon Brothers Small Cap Growth Fund	May 1, 2006

Salomon Brothers Investors Value Fund Inc	May 1, 2006

Fund	Date of Prospectus and Statement of Additional Information*
The Salomon Brothers Fund Inc	June 30, 2006

*	As supplemented.

Schedule I – Subadvisers

Fund	Subadviser(s)
Legg Mason Partners Lifestyle Balanced Fund	CAM N.A.
Legg Mason Partners Lifestyle Conservative Fund	CAM N.A.
Legg Mason Partners Lifestyle Growth Fund	CAM N.A.
Legg Mason Partners Lifestyle High Growth Fund	CAM N.A.
Legg Mason Partners Lifestyle Income Fund	CAM N.A.
Legg Mason Partners Aggressive Growth Fund, Inc.	CAM N.A.
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	CAM N.A. and Western Asset
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	CAM N.A.
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	CAM N.A.
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	CAM N.A.
Legg Mason Partners Multiple Discipline Funds All Cap and International	CAM N.A. and Causeway Capital Management LLC
Legg Mason Partners Real Return Strategy Fund	CAM N.A., Western Asset and Batterymarch
Legg Mason Partners Small Cap Growth Fund	CAM N.A.
Legg Mason Partners Small Cap Value Fund	CAM N.A.
Legg Mason Partners Hansberger Global Value Fund	Hansberger Global Investors, Inc.*
Legg Mason Partners Social Awareness Fund	CAM N.A.

Fund	Subadviser(s)
Legg Mason Partners Large Cap Value Fund	CAM N.A.
Legg Mason Partners Capital and Income Fund	CAM N.A. and Western Asset
Legg Mason Partners Convertible Fund	CAM N.A.
Legg Mason Partners Dividend and Income Fund	CAM N.A. and Western Asset
Legg Mason Partners Small Cap Core Fund, Inc.	Batterymarch
Legg Mason Partners Fundamental Value Fund, Inc.	CAM N.A.
Legg Mason Partners Financial Services Fund	Batterymarch
Legg Mason Partners Health Sciences Fund	Batterymarch
Legg Mason Partners Technology Fund	Batterymarch
Legg Mason Partners Classic Values Fund	Olstein & Associates, L.P.*
Legg Mason Partners Large Cap Growth Fund	CAM N.A.
Legg Mason Partners S&P 500 Index Fund	Batterymarch
Legg Mason Partners Mid Cap Core Fund	CAM N.A.
Legg Mason Partners Appreciation Fund, Inc.	CAM N.A.
Legg Mason Partners International All Cap Growth Fund	CAM N.A.
Legg Mason Partners International Fund	Batterymarch
Legg Mason Partners Dividend Strategy Fund	CAM N.A.
Legg Mason Partners Growth and Income Fund	CAM N.A.
Legg Mason Partners Diversified Large Cap Growth Fund	CAM N.A.
Legg Mason Partners Small Cap Growth Opportunities Fund	CAM N.A.

Fund	Subadviser(s)
Legg Mason Partners International Large Cap Fund	Batterymarch
Salomon Brothers Mid Cap Fund	CAM N.A.
Legg Mason Partners Emerging Markets Equity Fund	Legg Mason International Equities Limited*
Salomon Brothers Capital Fund Inc	CAM N.A.
Salomon Brothers Balanced Fund	CAM N.A. and Western Asset
Salomon Brothers Small Cap Growth Fund	CAM N.A.
Salomon Brothers Investors Value Fund Inc	CAM N.A.
The Salomon Brothers Fund Inc	CAM N.A.

*	The fund’s subadviser is unchanged.

Schedule II – Reorganizations

Acquired Fund	Acquiring Fund
Legg Mason Partners Large Cap Value Fund	Salomon Brothers Investors Value Fund Inc

Legg Mason Partners Growth and Income Fund	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value
Legg Mason Partners Multiple Discipline Funds All Cap and International

Salomon Brothers Mid Cap Fund	Salomon Brothers Capital Fund Inc

Legg Mason Partners Small Cap Growth Fund	Salomon Brothers Small Cap Growth Fund
Legg Mason Partners Small Cap Growth Opportunities Fund

Legg Mason Partners Technology Fund	Legg Mason Partners Large Cap Growth Fund

Legg Mason Partners Health Sciences Fund	Legg Mason Partners Aggressive Growth Fund, Inc.

Legg Mason Partners Dividend and Income Fund	Legg Mason Partners Capital and Income Fund
Salomon Brothers Balanced Fund
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value
Legg Mason Balanced Trust

Legg Mason Financial Services Fund	Legg Mason Partners Financial Services Fund
Legg Mason Partners International Fund	Legg Mason Partners International Large Cap Fund

Schedule III – Manager/Subadviser Proposals

Fund	Proposed New Manager
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	Legg Mason Capital Management, Inc.

Fund	Proposed New Subadviser
Legg Mason Partners Social Awareness Fund	Legg Mason Investment Counsel, LLC

Legg Mason Partners International All Cap Growth Fund	Brandywine Global Asset Management, LLC

Legg Mason Partners Financial Services Fund	Barrett Associates, Inc.

Supplement dated July 12, 2006

to the Prospectuses and Statements of Additional Information

of the Funds indicated below

The following supplements the Prospectus and Statement of Additional Information for each fund listed below:

Management

On August 1, 2006, Legg Mason Partners Fund Advisor, LLC (or LMPFA) will become the fund’s investment manager and Western Asset Management Company will become the fund’s subadviser. Legg Mason Partners Diversified Strategic Income Fund, Legg Mason Partners Core Plus Bond Fund, Inc. and Salomon Brothers Strategic Bond Fund will also have Western Asset Management Company Limited as a subadviser.

LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds.

Western Asset Management Company (or Western Asset), established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Management Company Limited (or Western Asset Limited), with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2006, Western Asset’s total assets under management were approximately $512 billion, of which approximately $77 billion was managed by Western Asset Limited.

LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

LMPFA provides administrative and certain oversight services to the fund. LMPFA has delegated to Western Asset and, as applicable, Western Asset Limited, the day-to-day portfolio management of the fund. Legg Mason expects that the current portfolio managers who are responsible for the day-to-day management of the fund, as well as senior management and other key employees, will be the same immediately after the new management and subadvisory agreements take effect, and the current portfolio managers will have access to the same research and other resources to support their investment management functions. The fund’s investment management fee remains unchanged.

Other information

The fund’s Board has approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, fund shareholders will be asked to elect a new Board, approve matters that will result in the fund being grouped for organizational and governance purposes with other funds in the fund complex that are predominantly fixed income funds, and adopt a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies. Proxy materials describing these matters are expected to be mailed later in 2006. If shareholder approval is obtained, these matters generally are expected to be effectuated during the first quarter of 2007.

Share class standardization

The following supplements the Prospectus and Statement of Additional Information for each fund other than the Money Market Funds, Salomon Brothers Institutional Emerging Markets Debt Fund and Salomon Brothers Institutional High Yield Bond Fund:

The fund’s Board has approved certain share class modifications to, among other things, standardize the pricing and features of all equity and fixed income funds in the fund complex. As a result, a fund’s front-end sales load and/or contingent deferred sales charge amount and/or schedule may increase in some cases or may decrease in other cases. The modifications are expected to be implemented during the fourth quarter of 2006. The fund’s Prospectus will be further supplemented prior to their implementation.

Effective July 12, 2006, the Legg Mason Partners funds and Salomon Brothers funds will reduce the minimum initial and subsequent investment requirements to $1.00 for certain programs offered by third-party intermediaries, including asset allocation programs, wrap account programs, fee-based programs and unified managed account programs or individual accounts within such programs.

Reorganization

The following supplements the Prospectus and Statement of Additional Information for each fund listed as an Acquired Fund on Schedule I to this Supplement:

The fund’s Board has approved a reorganization pursuant to which the fund’s assets would be acquired, and its liabilities would be assumed, by the fund (the “Acquiring Fund”) listed opposite the fund on Schedule I in exchange for shares of the Acquiring Fund. The fund would then be liquidated, and shares of the Acquiring Fund would be distributed to fund shareholders.

Under the reorganization, fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

The reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders. Proxy materials describing the reorganization are expected to be mailed later in 2006. If the reorganization is approved by fund shareholders, it is expected to occur during the first quarter of 2007. Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the fund’s Prospectus (except for, as noted later in this supplement, Legg Mason Partners Arizona Municipals Fund, Inc. and Legg Mason Partners Georgia Municipals Fund).

Benchmark change

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Government Securities Fund:

Effective September 1, 2006, the fund’s benchmarks will change from the Lehman Brothers Government Bond Index and Citigroup Treasury/Mortgage

Index to the Lehman Brothers U.S. Fixed-Rate Mortgage-Backed Securities (MBS) Index. There will be no change in the fund’s investment objective or investment policies as a result of the benchmark change.

Name change

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Limited Term Municipals Fund:

Effective September 1, 2006, the fund’s name will be changed to Legg Mason Partners Intermediate-Term Municipals Fund. There will be no change in the fund’s investment objective or investment policies as a result of the name change.

Fund closures

The following supplements the Prospectus and Statement of Additional Information for Legg Mason Partners Arizona Municipals Fund, Inc. and Legg Mason Partners Georgia Municipals Fund:

Effective as of the close of business on July 12, 2006, the fund will be closed to all new purchases and incoming exchanges. The fund will remain open for investment by those current shareholders who have elected to invest through a systematic investment plan or payroll deduction until August 11, 2006 in order to permit them to select an investment alternative. In addition, the fund will remain open for dividend reinvestment and Class B to Class A conversions. Any deferred sales charge that would otherwise be payable due to the redemption of any shares of the fund will be waived as of the close of business on July 12, 2006.

* * *

*	“Salomon Brothers,” “Smith Barney” and “Citi” are service marks of Citigroup Inc., licensed for use by Legg Mason, Inc. as the names of funds and investment advisers. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup.

* * *

Fund	Date of Prospectus and Statement of Additional Information*
Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Investment Grade Bond Fund	May 1, 2006
Legg Mason Partners Government Securities Fund	May 1, 2006

Legg Mason Partners Municipal Funds
California Money Market Portfolio	July 29, 2005
Legg Mason Partners Florida Municipals Fund	July 29, 2005
Legg Mason Partners Georgia Municipals Fund	July 29, 2005
Legg Mason Partners Limited Term Municipals Fund	July 29, 2005
Legg Mason Partners National Municipals Fund	July 29, 2005
Massachusetts Money Market Portfolio	July 29, 2005
New York Money Market Portfolio	July 29, 2005
Legg Mason Partners New York Municipals Fund	July 29, 2005
Legg Mason Partners Pennsylvania Municipals Fund	July 29, 2005

Legg Mason Partners Funds, Inc.
Legg Mason Partners U.S. Government Securities Fund	May 1, 2006
Legg Mason Partners Short-Term Investment Grade Bond Fund	May 1, 2006

Legg Mason Partners Income Funds
Legg Mason Partners Diversified Strategic Income Fund	November 28, 2005
Legg Mason Partners High Income Fund	November 28, 2005
Legg Mason Partners Municipal High Income Fund	November 28, 2005
Legg Mason Partners Total Return Bond Fund	November 28, 2005
Legg Mason Partners Exchange Reserve Fund	November 28, 2005

Legg Mason Partners Managed Municipals Fund, Inc.	June 28, 2006

Legg Mason Partners California Municipals Fund, Inc.	June 28, 2006

Legg Mason Partners New Jersey Municipals Fund, Inc.	July 29, 2005

Legg Mason Partners Oregon Municipals Fund	August 28, 2005

Fund	Date of Prospectus and Statement of Additional Information*
Legg Mason Partners Arizona Municipals Fund, Inc.	September 28, 2005

Legg Mason Partners Core Plus Bond Fund, Inc.	November 28, 2005

Legg Mason Partners Massachusetts Municipals Fund	March 30, 2006

Legg Mason Partners Investment Trust
Legg Mason Partners Intermediate Maturity California Municipals Fund	March 30, 2006
Legg Mason Partners Intermediate Maturity New York Municipals Fund	March 30, 2006

Legg Mason Partners World Funds, Inc.
Legg Mason Partners Inflation Management Fund	February 28, 2006

Legg Mason Partners Adjustable Rate Income Fund	September 28, 2005

Legg Mason Partners Trust II
Legg Mason Partners Short Duration Municipal Income Fund	February 28, 2006

Salomon Funds Trust
Salomon Brothers National Tax Free Bond Fund	May 1, 2006
Salomon Brothers California Tax Free Bond Fund	May 1, 2006
Salomon Brothers New York Tax Free Bond Fund	May 1, 2006

Salomon Brothers Series Funds Inc
Salomon Brothers High Yield Bond Fund	May 1, 2006
Salomon Brothers Short/Intermediate U.S. Government Fund	May 1, 2006
Salomon Brothers Strategic Bond Fund	May 1, 2006
Salomon Brothers Cash Management Fund	May 1, 2006
Salomon Brothers New York Municipal Money Market Fund	May 1, 2006
Salomon Brothers Institutional Money Market Fund	May 1, 2006

Fund	Date of Prospectus and Statement of Additional Information*
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Institutional Emerging Markets Debt Fund	May 1, 2006
Salomon Brothers Institutional High Yield Bond Fund	May 1, 2006

Smith Barney Institutional Cash Management Fund Inc.
Cash Portfolio	September 29, 2005
Government Portfolio	September 29, 2005
Municipal Portfolio	September 29, 2005

Smith Barney Municipal Money Market Fund, Inc.	July 29, 2005

Smith Barney Money Funds, Inc.
Cash Portfolio	May 1, 2006
Government Portfolio	May 1, 2006

CitiFunds Trust III
Citi Cash Reserves	December 31, 2005
Citi US Treasury Reserves	December 31, 2005
Citi Tax Free Reserves	December 31, 2005
Citi California Tax Free Reserves	December 31, 2005
Citi Connecticut Tax Free Reserves	December 31, 2005
Citi New York Tax Free Reserves	December 31, 2005

CitiFunds Premium Trust
Citi Premium Liquid Reserves	December 31, 2005
Citi Premium US Treasury Reserves	December 31, 2005

CitiFunds Institutional Trust
Citi Institutional Liquid Reserves	December 31, 2005
Citi Institutional Cash Reserves	December 31, 2005
Citi Institutional US Treasury Reserves	December 31, 2005
Citi Institutional Tax Free Reserves	December 31, 2005
Citi Institutional Enhanced Income Fund	December 31, 2005

CitiFunds Trust I
Citi Institutional Money Reserves	December 31, 2005

*	As supplemented.

Schedule I – Reorganizations

Acquired Fund	Acquiring Fund
Legg Mason Partners Core Plus Bond Fund, Inc.	Legg Mason Partners Diversified Strategic Income Fund
Salomon Brothers Strategic Bond Fund
Legg Mason Partners U.S. Government Securities Fund	Legg Mason Partners Government Securities Fund
Legg Mason High Yield Portfolio	Legg Mason Partners High Income Fund
Legg Mason Tax-Free Intermediate-Term Income Trust	Legg Mason Partners Limited Term Municipals Fund
Legg Mason Partners National Municipals Fund	Legg Mason Partners Managed Municipals Fund, Inc.
Salomon Brothers National Tax Free Bond Fund
Legg Mason Partners Georgia Municipals Fund
Legg Mason Partners Arizona Municipals Fund, Inc.
Salomon Brothers New York Tax Free Bond Fund	Legg Mason Partners New York Municipals Fund
Salomon Brothers California Tax Free Bond Fund	Legg Mason Partners California Municipals Fund, Inc.
Legg Mason Pennsylvania Tax Free Income Trust	Legg Mason Partners Pennsylvania Municipals Fund
Legg Mason Partners Exchange Reserve Fund	Cash Portfolio
Salomon Brothers New York Municipal Money Market Fund	New York Money Market Portfolio

Supplement dated July 12, 2006 to the Prospectuses and

Statements of Additional Information dated February 28, 2006

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

The following supplements the Prospectus and Statement of Additional Information for each fund:

On August 1, 2006, Legg Mason Partners Fund Advisor, LLC (or LMPFA) will become the fund’s investment manager and CAM North America, LLC and Batterymarch Financial Management, Inc. will become the fund’s subadvisers.

LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds.

CAM North America, LLC (or CAM N.A.), with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management which was acquired by Legg Mason, Inc. in 2005. Batterymarch Financial Management, Inc. (or Batterymarch), established in 1969 and having offices at 200 Clarendon Street, Boston, Massachusetts 02116, acts as investment adviser to institutional accounts, such as pension and profit sharing plans, mutual funds and endowment funds. Batterymarch’s total assets under management were approximately $17.3 billion as of May 31, 2006.

LMPFA, CAM N.A. and Batterymarch are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the fund. LMPFA has delegated to CAM N.A. and Batterymarch the day-to-day portfolio management of the fund. Legg Mason expects that the current portfolio managers who are responsible for the day-to-day management of the fund, as well as senior management and other key employees, will be the same immediately after the new management and subadvisory agreements take effect, and the current portfolio managers will have access to the same research and other resources to support their investment management functions. The fund’s investment management fee remains unchanged.

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